Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

August 31, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)

File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long Copper Miners ETF, Defiance Daily Target 2X Long RIOT ETF, Defiance Daily Target 2X Long China Dragons ETF, Defiance Daily Target 2X Long Solar ETF, Defiance Daily Target 2X Short AMD ETF, Defiance Daily Target 2X Short APP ETF, Defiance Daily Target 2X Short AVGO ETF, Defiance Daily Target 2X Short BBAI ETF, Defiance Daily Target 2X Short BMNR ETF, Defiance Daily Target 2X Short CRCL ETF, Defiance Daily Target 2X Short HIMS ETF, Defiance Daily Target 2X Short INTC ETF, Defiance Daily Target 2X Short MRVL ETF, Defiance Daily Target 2X Short MU ETF, Defiance Daily Target 2X Short NVO ETF, Defiance Daily Target 2X Short OSCR ETF, Defiance Daily Target 2X Short SBET ETF, Defiance Daily Target 2X Short TSM ETF, Defiance Daily Target 2X Short UNH ETF, Defiance Daily Target 2X Short ASTS ETF, Defiance Daily Target 2X Long KEEL ETF, Defiance Daily Target 2X Long CLS ETF, Defiance Daily Target 2X Long HPQ ETF, Defiance Daily Target 2X Long JMIA ETF, Defiance Daily Target 2X Long LUNR ETF, Defiance Daily Target 2X Long ONDS ETF, Defiance Daily Target 2X Long PGY ETF and Defiance Daily Target 2X Long PL ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 27, 2026, and filed electronically as Post-Effective Amendment No. 731 to the Trust’s Registration Statement on Form N-1A on August 25, 2026.

If you have any questions or require further information, please contact Princess Kludjeson at (262) 272-0476 or pkludjeson@tidalfg.com.

Sincerely,

/s/ Princess Kludjeson

Princess Kludjeson

Senior Counsel I

Tidal Investments LLC, on behalf of Tidal Trust II